SCHEDULE OF RECONCILIATION OF DERIVATIVE LIABILITY FOR LEVEL 3 INPUTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Balance at beginning of period	$ 4,181,187	$ 2,135,939
Initial valuation of derivative liabilities included in debt discount		1,702,474
Initial valuation of derivative liabilities included in derivative expense		14,892,068
Gain on extinguishment of debt related to repayment/conversion of debt	(896,881)	45,731,614
Gain on extinguishment of debt related to repayment/conversion of debt	896,881	(45,731,614)
Reclassification of warrants from equity to derivative liabilities		11,381,885
Change in fair value included in derivative (gain) expense	(3,284,306)	19,800,435
Balance at end of period		$ 4,181,187